Segment reporting - Geographical information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Geographical information
Revenue	$ 1,961,299	$ 1,579,730		$ 1,403,149
Noncurrent assets	$ 5,067,930	$ 4,111,766	[1]
Customer A
Geographical information
Revenue percentage	62.00%	66.00%		66.00%
Customer B
Geographical information
Revenue percentage	17.00%	14.00%
Customer B | Top of range
Geographical information
Revenue percentage				10.00%
Customer C
Geographical information
Revenue percentage				14.00%
Customer C | Top of range
Geographical information
Revenue percentage	10.00%	10.00%
Countries where entity holds significant non-current assets
Geographical information
Noncurrent assets	$ 4,853,058	$ 3,860,537		$ 3,253,267
Nigeria
Geographical information
Revenue	1,352,402	1,146,732		1,037,836
Noncurrent assets	$ 1,597,989	$ 1,572,774		1,654,318
COTE D'IVOIRE
Geographical information
Noncurrent assets				$ 330,705
COTE D'IVOIRE | Top of range
Geographical information
Percentage of entity's non-current assets	10.00%	10.00%
CAMEROON | Top of range
Geographical information
Percentage of entity's non-current assets	10.00%	10.00%		10.00%
BRAZIL
Geographical information
Noncurrent assets	$ 1,648,863	$ 1,274,378		$ 641,253
SOUTH AFRICA
Geographical information
Noncurrent assets	652,599
Rest of world
Geographical information
Revenue	608,897	432,998		365,313
Noncurrent assets	$ 953,607	$ 1,013,385		$ 626,991

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).